Investment properties - Summary of changes in investment properties (Details) - KRW (₩) ₩ in Millions		12 Months Ended
		Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Changes in investment property [abstract]
Beginning balance		₩ 675,391	₩ 615,235
Acquisition		10,090	8,292
Disposal		(230,148)	(2,279)
Depreciation		(18,115)	(21,616)	₩ (20,165)
Amounts transferred from (to) property and equipment		9,554	73,773
Amounts transferred from (to) assets held for sale	[1]	(83,664)	2,238
Foreign currency adjustment		0	(252)
Ending balance		₩ 363,108	₩ 675,391	₩ 615,235

[1]	Comprise buildings and land, etc.